SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 55,500,917	$ 57,501,370
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	8,647,764	8,307,589
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	36,742,314	46,746,853
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 10,110,839	$ 2,446,928